UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 12/31/2009
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:  $147,032,655.26


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Apple Inc Com   		Com	37833100	296	1407	SOLE
At&T Inc Com    		Com	00206R102	263	9380	SOLE
Blackrock Fds In			91929109	5063	159981	SOLE
Buffalo USA Glob		                   	5883	288080	SOLE
Columbia Mgmt Ma			19765J103	133	11472	SOLE
Conocophillips C		Com	20825C104	274	5358	SOLE
DWS Securities T			23337G845	4644	667228	SOLE
Envirokare Tech 		Com	29404N209	0	30000	SOLE
Exxon Mobil Corp		Com	30231G102	546	8005	SOLE
Fmi Common Stock			30249V109	4609	216706	SOLE
Foot Locker Inc 		Com	344849104	119	10648	SOLE
Frank Russell Sh		                   	333	8118	SOLE
Franklin Custodi			353496300	54	26246	OTHER
Franklin Russell		                   	356	7173	OTHER
General Electric		Com	369604103	189	12460	SOLE
Harris Corp Del 		Com	413875105	202	4247	SOLE
Hartford Eq Inc 			416648558	5581	658920	SOLE
Intl Business Ma		Com	459200101	223	1700	SOLE
Ishares Barclay 			464287226	452	4376	SOLE
Ishares Barclays		                   	12436	119688	SOLE
Ishares Iboxx & 			464287242	530	5093	SOLE
Ishares Msci Eaf			464287465	3072	55580	SOLE
Ishares S&P 500 			464287309	9910	170885	SOLE
Ishares S&P 500 			464287408	7880	148650	SOLE
Ishares S&P Mdcp			464287705	8133	123339	SOLE
Ishares S&P Midc			464287606	9178	118105	SOLE
Ishares S&P Smal			464287887	10438	182673	SOLE
Ishares S&P Smal			464287879	5778	98969	SOLE
Ishares Tr Barcl			464288679	516	4685	SOLE
Ishares Tr Barcl			464288638	481	4687	SOLE
Johnson & Johnso		Com	478160104	607	9420	SOLE
Jts Corp Deliste			465940104	0	11000	SOLE
Newfield Explora		Com	651290108	278	5762	SOLE
Old Republic Int		Com	680223104	130	12985	SOLE
Oneok Inc Com   		Com	682680103	293	6581	SOLE
Pimco Total Retu			693391674	15058	1394237	SOLE
Priceline.Com  I		Com	741503403	441	2021	SOLE
Rainier Inv Mgmt			750869208	1199	45834	SOLE
Royce Fd Low Pri			780905808	245	17446	SOLE
Selected Amern S		Com	816221105	4645	124601	SOLE
Selected Amern S			816221204	796	21367	SOLE
Sterling Energy 		                   	0	64370	SOLE
Stratton Fds Inc			863137105	2984	73914	SOLE
Templeton Global			880208103	4601	361747	SOLE
Templeton Global		                   	2317	182145	SOLE
Umb Scout Fds In			904199403	2614	89711	SOLE
Vanguard Tax Exe			922907209	1258	93390	SOLE
Vanguard Tax Exe			922907704	565	51210	SOLE
Vanguard Tax Exe		                   	501	31447	SOLE
Verizon Communic		Com	92343V104	233	7023	SOLE
Warnaco Group In			934390105	0	22000	SOLE
Wells Fargo Bank			949748MV6	51	52000	SOLE
Western Asset Fd			957663602	10644	1050741	SOLE







REPORT SUMMARY                53   	DATA RECORDS	147032